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Gabelli Love Our Planet & People ETF
Schedule of Investments — September 30, 2021 (Unaudited)
Shares Market Value
COMMON STOCKS – 95 .7%
Automotive – 3 .2%
6,170 General Motors Co. † ................ $ 325,221
Automotive Parts and Accessories – 4 .4%
937 Cummins Inc. ..................... 210,413
10,282 Dana Inc. ........................ 228,671
439,084
Banking – 1 .0%
15,948 Banco Bilbao Vizcaya Argentaria SA , ADR . 105,097
Building and Construction – 3 .7%
5,475 Johnson Controls International plc ...... 372,738
Business Services – 5 .6%
2,750 IHS Markit Ltd. .................... 320,705
7,428 Resideo Technologies Inc. † ........... 184,140
1,676 Willdan Group Inc. † ................ 59,649
564,494
Consumer Products – 1 .7%
3,084 Unilever plc , ADR .................. 167,215
Diversified Industrial – 8 .9%
11,461 ABB Ltd. , ADR .................... 382,339
11,238 Ardagh Group SA .................. 286,457
8,534 Ranpak Holdings Corp. † ............. 228,882
897,678
Electronics – 2 .0%
11,208 Flex Ltd. † ........................ 198,157
Energy and Utilities – 17 .1%
942 American Water Works Co. Inc. ........ 159,236
5,140 Archaea Energy Inc. † ................ 97,351
8,226 Avangrid Inc. ..................... 399,784
5,516 Brookfield Renewable Corp. , Cl. A ....... 214,076
4,318 Enviva Partners LP ................. 233,561
9,254 Eos Energy Enterprises Inc. † .......... 129,834
1,341 NextEra Energy Inc. ................. 105,295
3,786 NextEra Energy Partners LP ........... 285,313
1,529 Xcel Energy Inc. ................... 95,562
1,720,012
Environmental Services – 8 .9%
10,282 Ardagh Metal Packaging SA † .......... 102,409
4,587 Evoqua Water Technologies Corp. † ...... 172,288
1,973 Republic Services Inc. ............... 236,878
3,058 Waste Connections Inc. .............. 385,094
896,669
Shares Market Value
Equipment and Supplies – 7 .3%
2,121 Crown Holdings Inc. ................ $ 213,754
1,529 Hubbell Inc. ...................... 276,245
2,200 The Timken Co. .................... 143,924
444 Valmont Industries Inc. .............. 104,393
738,316
Financial Services – 5 .5%
10,460 AEA-Bridges Impact Corp. , Cl. A † ....... 102,299
3,354 Franklin Resources Inc. .............. 99,681
5,200 HumanCo Acquisition Corp. , Cl. A † ...... 51,428
10,062 ING Groep NV , ADR ................. 145,798
3,654 Janus Henderson Group plc ........... 151,020
550,226
Food and Beverage – 2 .5%
9,125 Nomad Foods Ltd. † ................. 251,485
Health Care – 5 .2%
2,417 Baxter International Inc. .............. 194,399
10,282 BioHiTech Global Inc. † ............... 14,189
1,085 BioMarin Pharmaceutical Inc. † ......... 83,860
3,058 Bristol-Myers Squibb Co. ............. 180,942
127 Illumina Inc. † ..................... 51,512
524,902
Machinery – 8 .8%
26,438 CNH Industrial NV .................. 439,135
444 Deere & Co. ...................... 148,771
2,417 Xylem Inc. ....................... 298,935
886,841
Real Estate Investment Trust – 3 .4%
9,660 Weyerhaeuser Co. .................. 343,606
Specialty Chemicals – 3 .1%
1,227 Air Products and Chemicals Inc. ........ 314,247
Technology Services – 3 .4%
129 Alphabet Inc. , Cl. C † ................ 343,825
TOTAL COMMON STOCKS ............ 9,639,813
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 4 .3%
$ 435,000 U.S. Treasury Bills,
0 .02 % to 0 .04% †† , 12/09/21 to 02/10/22 434,945
TOTAL INVESTMENTS — 100.0%
(cost $ 9,387,531 ) ................. $ 10,074,758
† Non-income producing security.
†† Represents annualized yields at dates of purchase.

Gabelli Love Our Planet & People ETF
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
ADR    American Depositary Receipt